Supplemental Statement of Cash Flow Information	6 Months Ended
Jul. 31, 2012
Supplemental Statement of Cash Flow Information
Supplemental Statement of Cash Flow Information

15. Supplemental Statement of Cash Flow Information

        Supplemental information to the statement of cash flows is as follows (amounts in thousands):

	Fiscal 2009	Fiscal 2010	Fiscal 2011
Interest paid	$7,370	$6,430	$7,512
Net taxes paid	$368	$674	$2,490

        Noncash Investing and Financing Activities—Assets acquired, liabilities assumed and debt issued in connection with business combinations are described in Note 2. Noncash interest expense including amounts accrued in other noncurrent liabilities and added to the outstanding principal balance of the 2009 Loan Facility, PIK Notes and Convertible Notes totaled $17.7 million, $23.2 million and $20.6 million for Fiscal 2009, Fiscal 2010 and Fiscal 2011, respectively.

        On November 23, 2011, in connection with the initial public offering, the PIK Notes and Convertible Notes were either repaid or converted into shares of our common stock. As a result of the transaction, $90.7 million in debt and $3.9 million in accrued interest was converted to stockholders' equity.